UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21152

Nuveen Georgia Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG)
	August 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.0% (2.7% of Total Investments)
$ 45,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.19	BB–	$ 3,242,700
	0.000%, 5/15/50
3,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	11/12 at 100.00	BBB	2,999,880
	Series 2002, 5.500%, 5/15/39
48,000	Total Consumer Staples			6,242,580
	Education and Civic Organizations – 15.2% (10.3% of Total Investments)
1,750	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus	6/19 at 100.00	Aa2	1,935,203
	Housing LLC Project, Series 2009, 5.250%, 6/15/35
5,000	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC	7/17 at 100.00	Aa3	5,281,599
	Project, Series 2007, 5.000%, 7/01/39
1,550	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease	8/14 at 100.00	A1	1,627,144
	Revenue Bonds, Georgia Southern University, Series 2004, 5.250%, 8/01/21 – SYNCORA GTY Insured
700	Carrollton Payroll Development Authority, Georgia, Student Housing Revenue Bonds, University	9/14 at 100.00	A1	735,728
	of West Georgia, Series 2004A, 5.000%, 9/01/21 – SYNCORA GTY Insured
625	Fulton County Development Authority Georgia Tech Foundation, 5.000%, 11/01/31	5/22 at 100.00	AA+	742,175
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech – Klaus Parking and	11/13 at 100.00	Aa3	2,088,780
	Family Housing, Series 2003, 5.000%, 11/01/23 – NPFG Insured
1,535	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science	5/14 at 100.00	Aa3	1,651,092
	Building, Series 2004, 5.250%, 5/01/15 – NPFG Insured
1,050	Fulton County Development Authority, Georgia, Revenue Bonds, TUFF Morehouse Project, Series	2/13 at 100.00	A2	1,051,334
	2002A, 5.000%, 2/01/34 – AMBAC Insured
150	Georgia Higher Education Facilities Authority, Revenue Bonds, USG Real Estate Foundation I LLC	6/18 at 100.00	A2	169,698
	Project, Series 2008, 6.000%, 6/15/28
	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series
	2009B, Trust 3404:
730	17.087%, 3/01/17 (IF)	No Opt. Call	AA+	1,177,534
1,150	17.115%, 3/01/17 (IF)	No Opt. Call	AA+	1,822,934
1,325	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University	10/22 at 100.00	Baa2	1,471,744
	Project, Refunding Series 2012C, 5.250%, 10/01/30
1,180	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State	7/15 at 100.00	A2	1,243,437
	University, Compass Point LLC Project, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured
1,490	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Center LLC, Series	12/15 at 100.00	A3	1,567,614
	2005A, 5.000%, 12/01/34 – SYNCORA GTY Insured
	Savannah Economic Development Authority, Georgia, Revenue Bonds, GTREP Project, Series 2002:
750	5.000%, 7/01/19 – NPFG Insured	1/13 at 100.00	Aa3	752,753
500	5.000%, 7/01/22 – NPFG Insured	1/13 at 100.00	Aa3	501,790
21,485	Total Education and Civic Organizations			23,820,559
	Health Care – 14.8% (10.0% of Total Investments)
	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,
	Series 1998:
205	5.250%, 12/01/22	12/12 at 100.00	B+	195,144
745	5.375%, 12/01/28	12/12 at 100.00	B+	678,285
	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical
	Center, Series 2004:
285	5.000%, 12/01/19	12/14 at 100.00	BBB–	290,196
2,400	5.250%, 12/01/22	12/14 at 100.00	BBB–	2,445,648
255	5.000%, 12/01/26	12/14 at 100.00	BBB–	259,266
715	Coweta County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc.	6/20 at 100.00	AA–	772,586
	Project, Series 2010, 5.000%, 6/15/40
2,500	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	2,780,025
	Medical Center Project, Series 2010, 8.000%, 12/01/40
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 2010B:
1,000	5.125%, 2/15/40	2/20 at 100.00	AA–	1,082,940
3,945	5.250%, 2/15/45	2/41 at 100.00	AA–	4,325,376
2,540	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series	10/17 at 100.00	A+	2,747,112
	2007, 5.250%, 10/01/35
	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical
	Center of Central Georgia Inc., Series 2009:
425	5.000%, 8/01/32	8/19 at 100.00	AA	463,713
975	5.000%, 8/01/35	8/19 at 100.00	AA	1,052,006
3,500	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System,	1/14 at 100.00	A3	3,635,870
	Series 2003, 5.250%, 7/01/23 – RAAI Insured
2,300	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/17 at 100.00	A+	2,418,266
	Medical Center, Series 2007, 5.000%, 10/01/33
21,790	Total Health Care			23,146,433
	Housing/Multifamily – 4.0% (2.7% of Total Investments)
1,600	Cobb County Development Authority, Georgia, Revenue Bonds, KSU University II Real Estate	7/21 at 100.00	AA–	1,782,272
	Foundation, LLC Project, Series 2011, 5.000%, 7/15/41 – AGM Insured
1,375	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	Baa2	1,414,449
	Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured
	Savannah Economic Development Authority, Georgia, GNMA Collateralized Multifamily Housing
	Revenue Bonds, Snap I-II-III Apartments, Series 2002A:
500	5.150%, 11/20/22 (Alternative Minimum Tax)	11/12 at 102.00	AA+	511,920
980	5.200%, 11/20/27 (Alternative Minimum Tax)	11/12 at 102.00	AA+	1,002,520
1,465	5.250%, 11/20/32 (Alternative Minimum Tax)	11/12 at 102.00	AA+	1,497,963
5,920	Total Housing/Multifamily			6,209,124
	Housing/Single Family – 0.8% (0.5% of Total Investments)
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2006C-2:
1,000	4.500%, 12/01/27 (Alternative Minimum Tax)	12/15 at 100.00	AAA	1,027,820
170	4.550%, 12/01/31 (Alternative Minimum Tax)	12/15 at 100.00	AAA	172,632
1,170	Total Housing/Single Family			1,200,452
	Industrials – 3.4% (2.3% of Total Investments)
1,000	Cartersville Development Authority, Georgia, Sewage and Solid Waste Disposal Facilities	9/12 at 100.00	A	1,010,750
	Refunding and Revenue Bonds, Anheuser Busch Project, Senior Lien Series 2007, 5.500%,
	3/01/44 (Alternative Minimum Tax)
2,190	Cobb County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Georgia Waste	4/16 at 101.00	BBB	2,315,969
	Management Project, Series 2004A, 5.000%, 4/01/33 (Alternative Minimum Tax)
2,000	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds,	9/15 at 100.00	BBB	2,043,340
	Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15)
	(Alternative Minimum Tax)
5,190	Total Industrials			5,370,059
	Materials – 2.1% (1.4% of Total Investments)
2,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,	2/13 at 100.00	BBB	2,017,200
	International Paper Company, Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)
20	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,	11/13 at 100.00	BBB	20,891
	International Paper Company, Series 2003A, 5.750%, 11/01/27 (Alternative Minimum Tax)
850	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding	2/13 at 100.00	BBB	861,373
	Bonds, International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)
370	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union Camp	No Opt. Call	Baa3	417,393
	Corporation, Series 1995, 6.150%, 3/01/17
3,240	Total Materials			3,316,857
	Tax Obligation/General – 30.5% (20.6% of Total Investments)
2,000	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement	1/22 at 100.00	AA	2,294,500
	Revenue Bonds, Memorial Health University Medical Center Inc., Series 2012A, 5.000%, 1/01/31
1,500	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue	7/17 at 100.00	AA+	1,594,035
	Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
	(Alternative Minimum Tax)
1,000	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical	1/17 at 100.00	Aa1	1,080,870
	Center, Series 2007, 5.000%, 1/01/27 – NPFG Insured
600	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional	1/22 at 100.00	Aa1	685,218
	Medical Center, Series 2012, 5.000%, 1/01/32
3,315	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – AGM Insured	1/17 at 100.00	AA+	3,729,408
1,090	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical	7/13 at 101.00	Aa2	1,128,183
	Center, Series 2003, 5.000%, 7/01/19 – NPFG Insured
1,500	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%,	4/17 at 100.00	Aaa	1,699,500
	4/01/37 – AGM Insured
6,400	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization	3/21 at 100.00	Aaa	7,410,236
	Bonds, Loan Pool Series 2011, 5.125%, 3/15/31
	Georgia Municipal Association Inc., Certificates of Participation, Riverdale Public Purpose
	Project, Series 2009:
905	5.375%, 5/01/32 – AGC Insured	5/19 at 100.00	AA–	1,013,356
1,165	5.500%, 5/01/38 – AGC Insured	5/19 at 100.00	AA–	1,290,366
2,500	Georgia State, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	2,827,075
2,500	Georgia State, General Obligation Bonds, Series 2007E, 5.000%, 8/01/24	8/17 at 100.00	AAA	2,901,225
1,955	Georgia State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	AAA	2,364,924
750	Georgia, General Obligation Bonds, Series 1998D, 5.250%, 10/01/15	No Opt. Call	AAA	861,855
4,900	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%,	2/18 at 100.00	AAA	5,606,335
	2/01/36 (UB)
1,560	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series	7/14 at 101.00	Aa1	1,676,033
	2004, 5.000%, 7/01/20 – NPFG Insured
445	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series	7/18 at 100.00	Aa2	488,984
	2008A, 5.500%, 7/01/38
2,475	Paulding County School District, Georgia, General Obligation Bonds, Series 2007,	2/17 at 100.00	AA+	2,811,006
	5.000%, 2/01/33
2,250	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	2,502,270
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
1,450	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%,	3/16 at 100.00	N/R	1,473,099
	3/01/23 – SYNCORA GTY Insured
2,000	Winder-Barrow Industrial Building Authority, Georgia, Revenue Bonds, City of Winder Project,	12/21 at 100.00	Aa3	2,357,180
	Refunding Series 2012, 5.000%, 12/01/29 – AGM Insured
42,260	Total Tax Obligation/General			47,795,658
	Tax Obligation/Limited – 20.8% (14.1% of Total Investments)
	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007:
70	5.250%, 12/01/19 – AGC Insured	12/17 at 100.00	AA–	78,509
80	5.250%, 12/01/21 – AGC Insured	12/17 at 100.00	AA–	88,377
1,080	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AA–	1,166,108
1,500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed,	1/19 at 100.00	N/R	1,713,930
	7.375%, 1/01/31
1,065	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16	7/15 at 100.00	A–	1,159,114
	(Alternative Minimum Tax)
	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
830	5.400%, 1/01/20	7/15 at 100.00	A–	901,704
575	5.600%, 1/01/30	7/15 at 100.00	A–	619,890
1,650	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–	1,676,433
2,000	Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb County, Georgia, Revenue Bonds,	1/14 at 100.00	AAA	2,114,600
	Performing Arts Center, Series 2004, 5.000%, 1/01/22
125	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series	No Opt. Call	A+	155,309
	2005, 5.500%, 10/01/26 – NPFG Insured
	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds,
	Series 1993:
460	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	BBB	500,646
5,745	5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	BBB	6,698,612
2,000	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association,	No Opt. Call	BBB	2,050,160
	Series 1998A, 4.750%, 6/01/28 – NPFG Insured
750	Georgia Municipal Association Inc., Certificates of Participation, Atlanta Court Project,	6/13 at 100.00	N/R	758,760
	Series 2002, 5.125%, 12/01/21 – AMBAC Insured
405	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	450,684
	Macon-Bibb County Urban Development Authority, Georgia, Revenue Refunding Bonds, Public
	Facilities Projects, Series 2002A:
1,525	5.000%, 8/01/14	8/13 at 100.00	AA	1,546,259
2,600	5.375%, 8/01/17	8/13 at 100.00	AA	2,636,556
3,500	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds,	No Opt. Call	Aa2	4,128,005
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
25,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	2,221,750
	8/01/54 – AMBAC Insured
1,945	Tift County Hospital Authority, Georgia, Revenue Anticipation Bonds, Tift Regional Medical	12/12 at 101.00	Aa3	1,973,572
	Center, Series 2002, 5.250%, 12/01/19 – AMBAC Insured
52,905	Total Tax Obligation/Limited			32,638,978
	Transportation – 6.2% (4.2% of Total Investments)
2,290	Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G, 5.000%, 1/01/26 – AGM Insured	1/15 at 100.00	AA–	2,461,842
2,710	Atlanta, Georgia, Airport General Revenue Bonds, Series 2012C, 5.000%, 1/01/42 (Alternative	1/22 at 100.00	A+	2,971,190
	Minimum Tax)
2,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2011B, 5.000%, 1/01/30	1/21 at 100.00	A+	2,218,940
1,000	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Refunding Series 2004C,	7/14 at 100.00	AA–	1,056,220
	5.000%, 1/01/33 – AGM Insured
1,000	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Series 2004J, 5.000%,	1/15 at 100.00	AA–	1,052,220
	1/01/34 – AGM Insured
9,000	Total Transportation			9,760,412
	U.S. Guaranteed – 18.8% (12.7% of Total Investments) (4)
	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus
	Housing LLC Project, Series 2002:
1,000	5.250%, 12/01/21 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	Aa2 (4)	1,012,680
180	5.000%, 12/01/33 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	Aa2 (4)	182,171
2,320	5.000%, 12/01/33 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	Aa2 (4)	2,347,979
	Athens-Clarke County Unified Government Development Authority, Georgia, Educational Facilities
	Revenue Bonds, UGAREF CCRC Building LLC Project, Series 2002:
1,000	5.000%, 12/15/16 (Pre-refunded 12/15/12) – AMBAC Insured	12/12 at 100.00	N/R (4)	1,012,850
1,225	5.000%, 12/15/18 (Pre-refunded 12/15/12) – AMBAC Insured	12/12 at 100.00	N/R (4)	1,240,741
1,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.250%, 10/01/22	10/12 at 100.00	AA– (4)	1,004,240
	(Pre-refunded 10/01/12) – AGM Insured
1,000	Cherokee County School System, Georgia, General Obligation Bonds, Series 2003, 5.000%, 8/01/16	8/13 at 100.00	AA+ (4)	1,043,980
	(Pre-refunded 8/01/13) – NPFG Insured
2,235	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light	1/13 at 100.00	N/R (4)	2,272,861
	Commission Project, Series 2002, 5.250%, 1/01/18 (Pre-refunded 1/01/13) – FGIC Insured
2,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2002, 5.000%,	4/13 at 100.00	Aaa	2,055,880
	4/01/32 (Pre-refunded 4/01/13)
1,000	Forsyth County, Georgia, General Obligation Bonds, Series 2004, 5.250%, 3/01/19	3/14 at 101.00	Aaa	1,085,010
	(Pre-refunded 3/01/14)
2,450	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22	1/14 at 100.00	AA– (4)	2,604,963
	(Pre-refunded 1/01/14) – FGIC Insured
25	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z,	1/17 at 100.00	A+ (4)	28,165
	5.500%, 1/01/20 (Pre-refunded 1/01/17) – FGIC Insured
3,100	Harris County, Georgia, Water System Revenue Bonds, Series 2002, 5.000%, 12/01/22	12/12 at 100.00	A+ (4)	3,136,673
	(Pre-refunded 12/01/12) – AMBAC Insured
	Newnan Hospital Authority, Georgia, Revenue Anticipation Certificates, Newnan Hospital Inc.,
	Series 2002:
2,260	5.500%, 1/01/19 (Pre-refunded 1/01/13) – NPFG Insured	1/13 at 100.00	Aa3 (4)	2,300,160
3,020	5.500%, 1/01/20 (Pre-refunded 1/01/13) – NPFG Insured	1/13 at 100.00	Aa3 (4)	3,073,665
	Oconee County, Georgia, General Obligation Bonds, Recreation Project, Series 2003:
1,410	5.500%, 1/01/23 (Pre-refunded 1/01/13) – AMBAC Insured	1/13 at 101.00	Aa2 (4)	1,449,099
1,470	5.250%, 1/01/26 (Pre-refunded 1/01/13) – AMBAC Insured	1/13 at 101.00	Aa2 (4)	1,509,543
2,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/12 at 101.00	A+ (4)	2,027,980
	Medical Center, Series 2002, 5.250%, 10/01/27 (Pre-refunded 10/01/12) – AMBAC Insured
28,695	Total U.S. Guaranteed			29,388,640
	Utilities – 9.2% (6.2% of Total Investments)
525	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power	No Opt. Call	A	530,675
	Company – Vogtle Plant, First Series 2012, 1.750%, 12/01/49 (Mandatory put 6/01/17)
200	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Ogelthrope Power	No Opt. Call	A	200,002
	Company – Vogtle Plant, Series 2008, 0.900%, 1/01/39 (Mandatory put 3/01/13)
2,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A,	1/17 at 100.00	A+	2,189,000
	5.000%, 1/01/25 – NPFG Insured
975	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z,	No Opt. Call	A+	1,072,042
	5.500%, 1/01/20 – FGIC Insured
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
1,000	5.000%, 3/15/20	No Opt. Call	A	1,082,710
1,300	5.000%, 3/15/21	No Opt. Call	A	1,394,900
1,500	5.000%, 3/15/22	No Opt. Call	A	1,614,960
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
350	5.125%, 9/15/17	No Opt. Call	A	385,266
950	5.000%, 3/15/18	No Opt. Call	A+	1,084,321
	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A:
500	5.250%, 11/01/15 – NPFG Insured	11/13 at 100.00	A1	525,195
1,000	5.000%, 11/01/20 – NPFG Insured	11/13 at 100.00	A1	1,042,720
2,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series	1/13 at 100.00	A+	2,025,740
	2003A, 5.000%, 1/01/22 – NPFG Insured
1,200	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B,	7/17 at 100.00	Baa3	1,240,476
	5.000%, 7/01/31
13,500	Total Utilities			14,388,007
	Water and Sewer – 18.2% (12.3% of Total Investments)
190	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38 –	11/12 at 100.00	A1	190,317
	FGIC Insured
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004:
500	5.250%, 11/01/15 – AGM Insured	11/14 at 100.00	AA–	548,000
2,425	5.000%, 11/01/24 – AGM Insured	11/14 at 100.00	AA–	2,575,350
700	5.000%, 11/01/37 – AGM Insured	11/14 at 100.00	AA–	730,401
3,500	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.000%, 10/01/27 –	10/12 at 100.00	AA–	3,506,860
	AGM Insured
5,105	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%,	8/18 at 100.00	AA	5,629,895
	8/01/35 – AGM Insured
335	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%,	6/13 at 100.00	Aa2	339,596
	6/01/26 – AMBAC Insured
	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
1,000	5.000%, 6/01/32	6/18 at 100.00	Aa2	1,105,700
1,000	5.000%, 6/01/37	6/18 at 100.00	Aa2	1,092,430
1,250	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2006B, 5.250%,	10/26 at 100.00	Aa2	1,558,838
	10/01/32 – AGM Insured
1,850	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A,	10/21 at 100.00	Aa3	2,119,360
	5.250%, 10/01/41
2,225	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewage Revenue	6/17 at 100.00	Aa2	2,533,318
	Bonds, Series 2007, 5.000%, 6/01/37 – NPFG Insured
1,000	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds,	12/15 at 100.00	Aa2	1,105,390
	Series 2005, 5.000%, 6/01/29 – NPFG Insured
385	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/35 –	1/14 at 100.00	AA–	402,795
	FGIC Insured
500	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization	2/21 at 100.00	Aaa	575,200
	Bonds, Cobb County-Marietta Water Authority Loans, Series 2011, 5.250%, 2/15/36
1,000	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%,	No Opt. Call	AA–	1,223,500
	12/01/21 – AGM Insured
1,000	Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series	1/19 at 100.00	AA+	1,138,540
	2008, 5.500%, 1/01/38
1,975	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek	2/18 at 100.00	Aa2	2,131,598
	Reservoir Project, Series 2008, 5.000%, 2/01/38 – AGM Insured
25,940	Total Water and Sewer			28,507,088
$ 279,095	Total Investments (cost $215,309,326) – 148.0%			231,784,847
	Floating Rate Obligations – (2.1)%			(3,245,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (47.9)% (5)			(74,945,000)
	Other Assets Less Liabilities – 2.0%			3,024,190
	Net Assets Applicable to Common Shares – 100%			$ 156,619,037

Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$231,784,847	$—	$231,784,847

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2012, the cost of investments was $212,018,085.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2012, were as follows:

Gross unrealized:
Appreciation	$16,540,581
Depreciation	(18,287)
Net unrealized appreciation (depreciation) of investments	$16,522,294

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.3%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Georgia Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         October 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         October 30, 2012